Pension and other post-employment benefit plans (Detail 3) - CHF (SFr) SFr in Millions		Dec. 31, 2017	Dec. 31, 2016
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability	[1],[2]	SFr 925	SFr 1,266
Major pension plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability	[3]	805	1,140
of which: Swiss pension plan
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment asset		0	0
Total net defined benefit pension and post-employment liability		0	0
of which: UK pension plan
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		268	529
of which: US and German pension plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability	[4]	536	611
US pension plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		149	265
German pension plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		388	346
Post-employment medical insurance plan
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability	[5]	86	91
of which: UK medical insurance plan
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		26	26
of which: US medical insurance plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		59	65
Remaining plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		35	35
UBS AG
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability	[1],[2]	925	1,266
UBS AG | Major pension plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability	[3]	805	1,140
UBS AG | of which: Swiss pension plan
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment asset		0	0
Total net defined benefit pension and post-employment liability		0	0
UBS AG | of which: UK pension plan
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		268	529
UBS AG | of which: US and German pension plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability	[4]	536	611
UBS AG | US pension plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		149	265
UBS AG | German pension plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		388	346
UBS AG | Post-employment medical insurance plan
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability	[5]	86	91
UBS AG | of which: UK medical insurance plan
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		26	26
UBS AG | of which: US medical insurance plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		59	65
UBS AG | Remaining plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		SFr 34	SFr 34

[1]	Refer to Note 21.
[2]	Refer to Note 26 for more information.
[3]	Refer to Note 26a for more information.
[4]
Of the total liability as of 31 December 2017, CHF 149 million related to US plans and CHF 388 million related to German plans (31 December 2016: CHF 265 million related to US plans and CHF 346 million related to German plans).

[5]	Refer to Note 26b for more information.